Acquisitions - Sofusa Purchase Agreement (Details)		12 Months Ended
	Jul. 03, 2018 USD ($) product	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Purchase of assets		$ 10,000,000	$ 0	$ 0
Research and development in process		9,895,000	0	$ 0
Property and equipment		39,671,000	28,723,000
Sofusa
Business Acquisition [Line Items]
Total purchase consideration	$ 10,000,000
Number of products developed for royalty payment | product	5
Purchase of assets	$ 10,000,000
Milestones Achievement | Sofusa
Business Acquisition [Line Items]
Business combination additional consideration transferred	$ 300,000,000
Contingent consideration, liability		0
Research and development in process		9,500,000
Construction in progress
Business Acquisition [Line Items]
Property and equipment		1,221,000	$ 0
Construction in progress | Sofusa
Business Acquisition [Line Items]
Property and equipment		$ 500,000